Share Repurchase Programs (Details) - USD ($) $ / shares in Units, shares in Millions			12 Months Ended
	Dec. 30, 2013	Oct. 01, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 28, 2016	Dec. 11, 2015	May. 01, 2015	Jan. 05, 2015	Jan. 02, 2015	Dec. 15, 2014	Dec. 17, 2013	Sep. 19, 2012
December 11, 2015
Share repurchases
Amount under ASR agreement							$ 725,000,000.0
ASR, shares received as a percent of notional amount							80.00%
Shares repurchased under ASR agreement							6.2
ASR, shares to be received at end of program as a percent of notional amount							20.00%
ASR, settlement payment			$ 580,000,000
Transfer of shares to treasury stock value			145,000,000
December 11, 2015 | Subsequent Event
Share repurchases
Shares repurchased under ASR agreement						1.4
January 02, 2015
Share repurchases
Amount under ASR agreement										$ 2,000,000,000.0
ASR, shares received as a percent of notional amount										80.00%
Shares repurchased under ASR agreement								3.1	16.8
ASR, shares to be received at end of program as a percent of notional amount										20.00%
ASR, settlement payment			1,600,000,000
Transfer of shares to treasury stock value			400,000,000
October 01, 2013
Share repurchases
Amount under ASR agreement		$ 1,700,000,000.0
Shares repurchased under ASR agreement	11.7	14.9			26.6
Notional purchase price (as a percent)		50.00%
Common stock price of shares repurchased under ASR agreement with Barclays (in dollars per share)	$ 63.83	$ 56.88
2014 Repurchase Program
Share repurchases
Share repurchase program, authorized amount											$ 10,000,000,000
Amount available for repurchases			7,700,000,000
2013 Repurchase Program
Share repurchases
Share repurchase program, authorized amount												$ 6,000,000,000.0
Amount available for repurchases			0
2012 Repurchase Program
Share repurchases
Share repurchase program, authorized amount													$ 6,000,000,000.0
Amount available for repurchases			$ 0
Repurchase of common stock (in shares)					66.2
Repurchase of common stock					$ 4,000,000,000
2014 and 2013 Repurchase Programs
Share repurchases
Amount available for repurchases				$ 12,700,000,000
Repurchase of common stock (in shares)			48.0
Repurchase of common stock			$ 5,000,000,000
2013 and 2012 Repurchase Programs
Share repurchases
Amount available for repurchases					$ 6,700,000,000
Repurchase of common stock (in shares)				51.4
Repurchase of common stock				$ 4,000,000,000